Recoverable Cash Advances - Summary of Current and Non-current Portion Financial Liabilities (Detail) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial liabilities [abstract]
Non-Current portion as at 1st January	€ 5,851	€ 4,220
Non-Current portion as at 31 December	4,584	5,851
Current portion as at 1st January	362	371
Current portion as at 31 December	437	362
Total Recoverable Cash Advances at 1st January	6,213	4,590
Total Recoverable Cash Advances 31 December	€ 5,021	€ 6,213